Common shares - Vesting schedule of restricted stock (Details) - Employees [Member] - 2013 Equity Incentive Plan [Member] - Restricted Stock [Member]	1 Months Ended
Mar. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	500,245
First vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	123,518
Second vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	21,750
Third vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	21,479
Fourth vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	123,518
Fifth vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	21,750
Sixth vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	21,480
Seventh vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	123,519
Eighth vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	21,751
Ninth vesting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	21,480